Fair value measurements and financial risk management - Schedule of fair value measurements (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair value measurements and financial risk management
Cash and cash equivalents	$ 163,177	$ 299,329
Deferred consideration liabilities	61,300
Contingent consideration liabilities	29,109	37,994
Fair value	253,586	337,323
Level 1
Fair value measurements and financial risk management
Cash and cash equivalents	163,177	299,329
Fair value	163,177	299,329
Level 2
Fair value measurements and financial risk management
Deferred consideration liabilities	61,300
Fair value	61,300
Level 3
Fair value measurements and financial risk management
Contingent consideration liabilities	29,109	37,994
Fair value	$ 29,109	$ 37,994